LONG-TERM DEBT-MORTGAGES (Details) - Schedule of interest expense, net of capitalized interest - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Debt Disclosure [Abstract]
Interest expense	$ (221,902)	$ (278,241)
Capitalized interest	85,610	47,472
Interest expense, net of capitalized interest	$ (136,292)	$ (230,769)